[Letthead ING U.S. Legal Services]

J. Neil McMurdie
Counsel
(860) 273-1672
Fax: (860) 273-3227

September 5, 2002	Via EDGARLink

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Security Life Separate Account A1: File No. 811-08196; CIK No. 0000915813
Security Life Separate Account L1: File No. 811-08292; CIK No. 0000917677

Ladies and Gentlemen:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended, (the "Act"), each above-referenced unit investment trust is registered under the Act and recently mailed to its contract owners the semi-annual reports for the underlying management investment companies (the "Underlying Funds"). This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30b2-1 under the Act, the Underlying Funds have filed their semi-annual reports with the Commission via EDGARLink. Those filings are incorporated herein by reference.

Please do not hesitate to call me at 860.273.1672 with any questions.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie